Long-Term Debts (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jul. 26, 2022 USD ($)	Jul. 26, 2022 CNY (¥)
Long-Term Debts [Line Items]
Interest expense	$ 102,350	$ 57,270	$ 43,749
Vehicle carrying value	130,533	$ 191,260
Long term debt	$ 2,531,552
Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	4.68%	4.59%
Long Term Debt [Member] | Minimum [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.38%	0.38%
Long Term Debt [Member] | Maximum [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	14.56%	14.56%
Short-Term Debt [Member]
Long-Term Debts [Line Items]
Short term debt	$65,724
Long-Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt	$ 69,670
Zhongli International Financial Leasing Co. LTD [Member]
Long-Term Debts [Line Items]
Vehicle carrying value				$ 210,867	¥ 1,500,000